UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23330

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	03/31
Date of reporting period:	09/30/2020

FORM N-CSR

Item 1.           Reports to Stockholders.

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.

SEMIANNUAL REPORT September 30, 2020

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.	The Fund

A LETTER FROM THE PRESIDENT OF BNY MELLON INVESTMENT ADVISER, INC.

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc., covering the six-month period from April 1, 2020 through September 30, 2020. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Emergency reductions in the federal funds rate in March 2020, combined with a rapid response by Congress, helped equity markets begin to recover early in the reporting period. Progress in containing the COVID-19 virus, as well as the easing of lockdowns in various states, also supported stocks, which generally posted strong returns. Other central banks and governments also enacted emergency stimulus measures to support their economies, and global equity valuations began to rebound, trending upward for the next few months. But uncertainties about the length of economic shutdowns, the U.S. presidential election, the timing of additional fiscal stimulus and the possibility of a second viral wave contributed to market volatility late in the period.

Actions by the U.S. Federal Reserve (the “Fed”) and by Congress were also critical in restoring calm to fixed-income markets. When COVID-19 first emerged, a flight to quality ensued, causing Treasury rates to plummet and credit spreads to widen; policy measures by the Fed, including relaunching certain asset purchase programs developed during the 2008-09 global financial crisis, helped markets begin to recover. Combined with a resurgence of economic activity and the Fed’s commitment to a “lower-for-longer” rate policy, these steps enabled some market segments to post year-to-date gains.

We believe that while the near-term outlook for the U.S. has improved, challenges remain. Much will depend on the progress in containing the COVID-19 virus and on the ongoing policy responses of the Fed and the government, which we are confident will support continued economic growth. As always, we will monitor relevant data for signs of change. We encourage you to discuss the risks and opportunities in today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Renee LaRoche-Morris
President
BNY Mellon Investment Adviser, Inc.
October 15, 2020

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from April 1, 2020 through September 30, 2020, as provided by Chris Barris, Kevin Cronk, Hiram Hamilton, Leland Hart and Suhail A. Shaikh, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended September 30, 2020, BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc. produced a total return of 40.50% on a net-asset-value basis. Over the same time period, the fund paid aggregate dividends of $3.75 per share.1 In comparison, the ICE BofA Merrill Lynch Global High Yield Index (the “Index”), the fund’s benchmark, posted a total return of 16.97% for the same period.2

Global high-yield fixed-income instruments produced positive returns over the reporting period, supported by central bank asset purchases and a low interest rate environment. The fund outperformed the Index, due in part to its position in structured credit, particularly collateralized loan obligations (CLOs).

The Fund’s Investment Approach

The fund seeks to provide total return consisting of high current income and capital appreciation. The fund normally will invest at least 80% of its managed assets in credit instruments and other investments with similar economic characteristics, including: first and second lien, senior secured loans, as well as investments in participations and assignments of such loans; senior unsecured, mezzanine and other collateralized and uncollateralized subordinated loans; unitranche loans; corporate debt obligations other than loans; and structured products, including collateralized bond, loan and other debt obligations, structured notes and credit-linked notes. The fund’s assets will be allocated to certain credit strategies, focusing on (i) senior secured loans; (ii) direct lending and subordinated loans; (iii) special situations; (iv) structured credit; and (v) corporate debt. The fund expects to invest a substantial portion of its managed assets, and may invest without limit, in credit instruments that, at the time of investment, are rated below investment grade, or, if unrated, determined to be of comparable quality by Alcentra.

Central Bank Policy and COVID-19 Drive Markets

Fixed-income instruments generally posted positive returns over the six-months. The period brought a recovery in many risk asset prices, which were subject to severe drawdown prior to the start of the period, as COVID-19 spread throughout the globe, leading to widespread economic shutdowns. Concerns about corporate earnings, consumer spending and the general economic health of the globe led to dramatic spread widening and a large depression in asset prices. In April 2020, there was a partial recovery in riskier bonds. The U.S. Federal Reserve (the “Fed”) pledged to help bolster asset prices by creating liquidity in the market and purchasing many types of corporate and asset-backed securities. Spreads began to tighten again, as stimulus efforts, asset purchases and business reopenings began to support economies and security valuations. However, Treasury yields remained very low through the end of the six-months. In September 2020, increasing numbers of COVID-19 cases and concerns over the health of company earnings led to a pullback in the corporate debt markets.

Despite the general recovery seen over the period, large swaths of the economy remained constrained by COVID-19, such as leisure, travel and entertainment, keeping downward

DISCUSSION OF FUND PERFORMANCE (Unaudited) (continued)

pressure on securities issued by companies in these industries. In addition, the recovery was not uniform across all asset types. Some structured credit securities, such as collateralized loan obligations (CLOs), began their price recovery in May 2020, which was later than corporate debt, leading to a lag in their recovery. While the asset class did rebound significantly during the summer, as of period end prices had not yet caught up to their pre-drawdown levels.

CLO Holdings Bolster Results

The best performing asset class over the six-month period was structured credit, specifically CLOs. Prior to the start of the period, CLOs experienced an historic drawdown in price. Although the CLO price recovery lagged the rebound of the broader market, these assets appreciated significantly starting in May 2020. This recovery in valuation worked to boost fund returns. High-yield holdings also benefited performance. The fund aggressively took advantage of “fallen angels” early in the period, which produced positive results. A “fallen angels” is a security that has been downgraded from investment-grade to high-yield. The fund also shifted some of its bank loan allocation into high-yield securities, which also bolstered performance during the high-yield rally that lasted through August 2020.

European and U.S. bank loans also provided a moderate tailwind to performance, although they were the poorest performing asset class during the six-month period. Floating-rate bank loans are often seen as a hedge against rising rates. However, in an environment where many central banks remain supportive of a “lower for longer” rate policy, demand for these instruments can be less supported.

Positioned for a Changing Landscape

We believe the current environment yields a variety of questions about the best way to move forward. There seem to be several ongoing issues that have the potential to affect market activity, and we are watching them closely. First, there are the upcoming elections. Next, there is the choppy progress of economic reopenings. Lastly, the possibility of a COVID-19 vaccine and its effects on peoples’ lives, the economy and the markets. With so many potentially large inflection points ahead, we think it is best to remain focused on what we can control.

We remain focused on credits issued by companies we think can continue to generate attractive cash flow while maintaining reasonable debt levels. We continue to favor the packaging industry and have been increasing exposure to health care companies based on the expectation that future political election outcomes may reinforce positive valuations of these securities. We also view the financials sector positively at this time. The fund remains focused on providing a competitive level of high current income and has been weighted towards B rated and select CCC rated debt. To the extent that we can continue to find attractive opportunities within BB rated CLOs, bank loans and European high-yield credit, we may continue to invest in those areas of the market as well. We maintain a positive view of structured credit on the basis that it provides attractive yields for our investors, and we believe the underlying assets are fundamentally sound, despite the lag in price recovery to pre-COVID levels. Structured credit is currently one of our largest allocations in the fund, and we plan to maintain our allocation. We have continued to reduce our global bank loan exposure in favor of increasing our global high-yield credit holdings. On the other hand, we remain cautious about COVID-19-sensitive sectors (for example, retail, transportation and gaming), as we believe the economic story of the pandemic still has several innings yet to play.

October 15, 2020

1 Total return includes reinvestment of dividends and any capital gains paid, based upon net asset value per share. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2 Source: FactSet — The ICE BofA Merrill Lynch Global High Yield Index is a measure of the global high-yield debt market. The Index represents the union of the U.S. high-yield, the pan-European high-yield and emerging-markets, hard currency, high-yield indices. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High-yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity. The use of leverage may magnify the fund’s gains or losses. For derivatives with a leveraging component, adverse changes in the value or level of the underlying asset can result in a loss that is much greater than the original investment in the derivative.

Collateralized Loan Obligations (“CLOs”) and other types of Collateralized debt obligations (“CDOs”) are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs and other types of CDOs may be characterized by the fund as illiquid securities. In addition to the general risks associated with credit instruments, CLOs and other types of CDOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the CLO or CDO is subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.The Senior Secured Loans in which the fund will invest typically will be below investment grade quality. Although, in contrast to other below investment grade instruments, Senior Secured Loans hold senior positions in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the borrower, the risks associated with Senior Secured Loans are similar to the risks of below investment grade instruments. Although the Senior Secured Loans in which the fund will invest will be secured by collateral, there can be no assurance that such collateral can be readily liquidated or that the liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal. Additionally, if a borrower under a Senior Secured Loan default, becomes insolvent or goes into bankruptcy, the fund may recover only a fraction of what is owed on the Senior Secured Loan or nothing at all. In general, the secondary trading market for Senior Secured Loans is not fully developed. Illiquidity and adverse market conditions may mean that the fund may not be able to sell certain Senior Secured Loans quickly or at a fair price.Subordinated Loans generally are subject to similar risks as those associated with investments in Senior Secured Loans, except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. Subordinated Loans are subject to the additional risk that the cash flow of the borrower and collateral securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated Loans generally have greater price volatility than Senior Secured Loans and may be less liquid.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

STATEMENT OF INVESTMENTS
September 30, 2020 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 96.1%
Advertising - .4%
Clear Channel International, Sr. Scd. Notes		6.63	8/1/2025	200,000	[c]	205,190
Terrier Media Buyer, Gtd. Notes		8.88	12/15/2027	716,000	[c]	722,712
					927,902
Aerospace & Defense - .6%
TransDigm, Gtd. Notes		5.50	11/15/2027	70,000		67,407
TransDigm, Gtd. Notes		6.50	5/15/2025	735,000		734,081
TransDigm, Sr. Scd. Notes		8.00	12/15/2025	750,000	[c]	816,375
					1,617,863
Airlines - .2%
American Airlines, Sr. Scd. Notes		11.75	7/15/2025	445,000	[c]	430,202
Automobiles & Components - 2.0%
American Axle & Manufacturing, Gtd. Notes		6.88	7/1/2028	525,000		510,258
Clarios Global, Gtd. Notes		8.50	5/15/2027	1,025,000	[c]	1,065,129
Clarios Global, Sr. Scd. Notes		6.75	5/15/2025	108,000	[c]	113,840
Dealer Tire, Sr. Unscd. Notes		8.00	2/1/2028	860,000	[c]	879,350
Ford Motor, Sr. Unscd. Notes		5.29	12/8/2046	175,000		164,500
Ford Motor, Sr. Unscd. Notes		8.50	4/21/2023	260,000		283,815
Ford Motor, Sr. Unscd. Notes		9.00	4/22/2025	390,000		447,640
Ford Motor Credit, Sr. Unscd. Notes		5.11	5/3/2029	400,000		411,500
Ford Motor Credit, Sr. Unscd. Notes		5.58	3/18/2024	380,000		395,803
Samvardhana Motherson Automotive Systems Group, Sr. Scd. Notes	EUR	1.80	7/6/2024	650,000	[c]	696,293
					4,968,128
Building Materials - .7%
Cornerstone Building Brands, Gtd. Notes		6.13	1/15/2029	75,000	[c]	75,984
Cornerstone Building Brands, Gtd. Notes		8.00	4/15/2026	1,064,000	[c]	1,119,860
Griffon, Gtd. Notes		5.75	3/1/2028	500,000		523,115
US Concrete, Gtd. Notes		5.13	3/1/2029	111,000	[c]	111,624
					1,830,583
Chemicals - 2.0%
Consolidated Energy Finance, Gtd. Notes		6.50	5/15/2026	445,000	[c]	391,320
Consolidated Energy Finance, Sr. Unscd. Notes		6.88	6/15/2025	540,000	[c]	493,082
CVR Partners, Scd. Notes		9.25	6/15/2023	430,000	[c]	397,705
Fire BC, Sr. Scd. Notes, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	9/30/2024	230,000	[c,d]	240,675

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 96.1% (continued)
Chemicals - 2.0% (continued)
Innophos Holdings, Sr. Unscd. Notes		9.38	2/15/2028	745,000	[c]	794,822
Kraton Polymers, Gtd. Notes		7.00	4/15/2025	570,000	[c]	582,469
Methanex, Sr. Unscd. Notes		5.13	10/15/2027	300,000		298,875
Tronox, Sr. Scd. Notes		6.50	5/1/2025	377,000	[c]	392,787
Venator Finance, Gtd. Notes		5.75	7/15/2025	585,000	[c]	507,853
Venator Finance, Sr. Scd. Notes		9.50	7/1/2025	865,000	[c]	921,225
					5,020,813
Collateralized Loan Obligations Debt - 45.3%
Adagio CLO VIII, Ser. 8A, Cl. E, 3 Month EURIBOR +6.03% @ Floor	EUR	6.03	4/15/2032	3,000,000	[c,d]	3,240,306
Armada Euro CLO III, Ser. 3A, Cl. E, 3 Month EURIBOR +5.60% @ Floor	EUR	5.60	7/15/2031	3,300,000	[c,d]	3,607,012
Barings CLO, Ser. 2019-4A, CI. E, 3 Month LIBOR +7.39%		7.67	1/15/2033	3,000,000	[c,d]	2,992,245
Barings Euro CLO, Ser. 2018-3A, Cl. E, 3 Month EURIBOR +5.79% @ Floor	EUR	5.79	7/27/2031	2,150,000	[c,d]	2,190,684
Barings Euro CLO, Ser. 2019-1A, CI. E, 3 Month EURIBOR +6.55% @ Floor	EUR	6.55	10/21/2032	1,500,000	[c,d]	1,648,955
Battalion CLO, Ser. 2017-11A, CI. E, 3 Month LIBOR +5.98%		6.24	10/24/2029	2,700,000	[c,d]	2,505,127
Blackrock European CLO VIII, Ser. 8A, Cl. E, 3 Month EURIBOR +5.75% @ Floor	EUR	5.75	7/20/2032	2,000,000	[c,d]	2,170,205
BlueMountain CLO, Ser. 2016-2A, CI. DR, 3 Month LIBOR +7.79%		8.04	8/20/2032	2,250,000	[c,d]	2,049,907
Cairn CLO VI, Ser. 2016-6A, CL. FR, 3 Month EURIBOR +8.25% @ Floor	EUR	8.25	7/25/2029	2,700,000	[c,d]	2,919,457
Carlyle Euro CLO, Ser. 2019-1A, CI. D, 3 Month EURIBOR +6.12% @ Floor	EUR	6.12	3/15/2032	4,200,000	[c,d]	4,646,073
Carlyle Global Market Strategies Euro CLO, Ser. 2014-2A, Cl. DRR, 3 Month EURIBOR +5.70% @ Floor	EUR	5.70	11/17/2031	2,034,000	[c,d]	2,085,378
Carlyle Global Market Strategies Euro CLO, Ser. 2015-1A, CI. ER, 3 Month EURIBOR +8.03% @ Floor	EUR	8.03	1/16/2033	1,000,000	[c,d]	919,147
Carlyle Global Market Strategies Euro CLO, Ser. 2016-2A, CI. DR, 3 Month EURIBOR +6.15% @ Floor	EUR	6.15	1/18/2030	4,800,000	[c,d]	5,207,846
Contego CLO VII, Ser. 7A, Cl. F, 3 Month EURIBOR +8.76% @ Floor	EUR	8.76	5/14/2032	3,500,000	[c,d]	3,923,432
Crosthwaite Park CLO, Ser. 1A, Cl. D, 3 Month EURIBOR +6.20% @ Floor	EUR	6.20	3/15/2032	1,000,000	[c,d]	1,138,187

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 96.1% (continued)
Collateralized Loan Obligations Debt - 45.3% (continued)
Crown Point 8 CLO, Ser. 2019-8A, Cl. E, 3 Month LIBOR +7.10%		7.37	10/20/2032	3,000,000	[c,d]	2,915,145
CVC Cordatus Loan Fund CLO XIV, Ser. 14A, Cl. E, 3 Month EURIBOR +5.90% @ Floor	EUR	5.90	5/22/2032	3,000,000	[c,d]	3,380,015
Dryden 66 EURO CLO, Ser. 2018-66A, CI. E, 3 Month EURIBOR +5.41% @ Floor	EUR	5.41	1/18/2032	2,000,000	[c,d]	2,127,253
Elevation CLO, Ser. 2013-1A, Cl. D1R2, 3 Month LIBOR +7.65%		7.93	8/15/2032	2,500,000	[c,d]	2,409,400
Jamestown CLO XIV, Ser. 2019-14A, CI. D, 3 Month LIBOR +7.04%		7.31	10/20/2032	3,000,000	[c,d]	2,921,244
KKR CLO, Ser. 17, Cl. E, 3 Month LIBOR +6.20%		6.48	4/15/2029	3,000,000	[c,d]	2,606,370
KKR CLO, Ser. 27A, Cl. E, 3 Month LIBOR +6.90%		7.18	10/15/2032	3,000,000	[c,d]	2,830,293
KVK CLO, Ser. 2016-1A, CI. E, 3 Month LIBOR +7.90%		8.18	1/15/2029	4,000,000	[c,d]	3,524,150
Madison Park Funding XXX CLO, Ser. 2018-30A, Cl. D, 3 Month LIBOR +2.50%		2.78	4/15/2029	1,150,000	[c,d]	1,060,274
Marathon CLO 14, Ser. 2019-2A, Cl. C2, 3 Month LIBOR +5.97%		6.24	1/20/2033	1,000,000	[c,d]	990,355
Marble Point CLO XV, Ser. 2019-1A, Cl. E, 3 Month LIBOR +6.83%		7.09	7/23/2032	3,000,000	[c,d]	2,822,217
MidOcean Credit CLO X, Ser. 2019-10A, CI. E, 3 Month LIBOR +7.44%		7.70	10/23/2032	4,000,000	[c,d]	3,808,248
Northwoods Capital CLO 20, Ser. 2019-20A, CI. E, 3 Month LIBOR +7.85%		8.09	1/25/2030	3,000,000	[c,d]	2,917,436
Ocean Trails CLO VI, Ser. 2016-6A, CI. ER, 3 Month LIBOR +7.45%		7.73	7/15/2028	1,500,000	[c,d]	1,219,264
Octagon Investment Partners CLO 20-R, Ser. 2019-4A, Cl. E, 3 Month LIBOR +6.80%		7.06	5/12/2031	4,000,000	[c,d]	3,611,511
Purple Finance CLO 2, Ser. 2A, Cl. E, 3 Month EURIBOR +6.40% @ Floor	EUR	6.40	4/20/2032	2,600,000	[c,d]	2,763,422
Purple Finance CLO 2, Ser. 2A, Cl. F, 3 Month EURIBOR +8.84% @ Floor	EUR	8.84	4/20/2032	2,300,000	[c,d]	2,406,140
RRE 2 Loan Management CLO, Ser. 2A, Cl. E, 3 Month EURIBOR +5.80% @ Floor	EUR	5.80	1/15/2032	2,000,000	[c,d]	2,240,355
Sound Point CLO XXIII, Ser. 2019-2A, Cl. E, 3 Month LIBOR +6.71%		6.99	4/15/2032	4,750,000	[c,d]	4,310,093

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 96.1% (continued)
Collateralized Loan Obligations Debt - 45.3% (continued)
THL Credit Wind River CLO, Ser. 2019-3A, Cl. E, 3 Month LIBOR +6.55%		6.83	4/15/2031	3,000,000	[c,d]	2,764,710
Toro European CLO 3, Ser. 3A, CI. E, 3 Month EURIBOR +5.60% @ Floor	EUR	5.60	4/15/2030	3,000,000	[c,d]	3,252,554
Toro European CLO 6, Ser. 6A, Cl. E, 3 Month EURIBOR +6.49% @ Floor	EUR	6.49	1/12/2032	1,385,000	[c,d]	1,545,999
Toro European CLO 6, Ser. 6A, Cl. F, 3 Month EURIBOR +8.49% @ Floor	EUR	8.49	1/12/2032	2,745,000	[c,d]	2,788,066
Trimaran CAVU CLO, Ser. 2019-1A, CI. E, 3 Month LIBOR +7.04%		7.31	7/20/2032	2,100,000	[c,d]	1,958,164
Trimaran CAVU CLO, Ser. 2019-2A, Cl. D, 3 Month LIBOR +6.95%		7.22	11/26/2032	1,750,000	[c,d]	1,639,419
Voya Euro CLO II, Ser. 2A, Cl. E, 3 Month EURIBOR +5.90% @ Floor	EUR	5.90	7/15/2032	3,200,000	[c,d]	3,617,535
Wellfleet X CLO, Ser. 2019-XA, CI. D, 3 Month LIBOR +7.03%		7.30	4/20/2032	4,000,000	[c,d]	3,580,853
York 1 CLO, Ser. 2014-1A, Cl. DRR, 3 Month LIBOR +3.01%		3.27	10/22/2029	860,000	[c,d]	805,323
					114,059,769
Collateralized Loan Obligations Equity - 5.1%
Blackrock European CLO IV, Ser. 4A, CI. SUB	EUR	12.74	7/15/2030	5,822,000	[c,e]	3,864,146
Blackrock European CLO VIII, Ser. 8A, Cl. SUB	EUR	13.59	7/20/2032	1,425,000	[c,e]	1,138,610
BlueMountain Fuji CLO III, Ser. 3A, CI. SUB	EUR	13.81	1/15/2031	3,000,000	[c,e]	1,987,408
KVK CLO, Ser. 2016-1A, CI. SUB		0.00	1/15/2029	10,000,000	[c,e]	3,073,920
Madison Park Funding X CLO, Ser. 2012-10A, Cl. SUB		6.87	1/20/2029	5,000,000	[c,e]	2,056,745
Providus CLO II, Ser. 2A, Cl. SUB	EUR	6.92	7/15/2031	1,000,000	[c,e]	703,470
					12,824,299
Commercial & Professional Services - 5.1%
Allied Universal Holdco, Sr. Scd. Notes		6.63	7/15/2026	185,000	[c]	197,256
APX Group, Sr. Scd. Notes		6.75	2/15/2027	550,000	[c]	571,571
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	2,900,000		2,898,590
La Financiere Atalian, Gtd. Notes	GBP	6.63	5/15/2025	4,000,000		4,400,093
MPH Acquisition Holdings, Gtd. Notes		7.13	6/1/2024	1,065,000	[c]	1,095,619
Nielsen Finance, Gtd. Notes		5.88	10/1/2030	290,000	[c]	300,694
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	525,000	[c]	532,303

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 96.1% (continued)
Commercial & Professional Services - 5.1% (continued)
Verisure Holding, Sr. Scd. Bonds, 3 Month EURIBOR +5.00% at Floor	EUR	5.00	4/15/2025	145,000	[c,d]	172,665
Verisure Midholding, Gtd. Bonds	EUR	5.75	12/1/2023	630,000	[c]	740,802
Verscend Escrow, Sr. Unscd. Notes		9.75	8/15/2026	1,230,000	[c]	1,340,442
WW International, Gtd. Notes		8.63	12/1/2025	575,000	[c]	601,594
					12,851,629
Consumer Discretionary - 2.5%
Allen Media, Gtd. Notes		10.50	2/15/2028	736,000	[c]	711,966
Ashton Woods USA, Sr. Unscd. Notes		6.63	1/15/2028	435,000	[c]	438,263
Banijay Group, Sr. Unscd. Notes	EUR	6.50	3/1/2026	1,305,000	[c]	1,489,960
Boyd Gaming, Gtd. Notes		6.38	4/1/2026	70,000		72,981
Boyd Gaming, Gtd. Notes		8.63	6/1/2025	92,000	[c]	100,973
Caesars Entertainment, Sr. Scd. Notes		6.25	7/1/2025	110,000	[c]	114,813
Caesars Entertainment, Sr. Unscd. Notes		8.13	7/1/2027	280,000	[c]	297,165
Core & Main Holdings, Sr. Unscd. Notes		8.63	9/15/2024	905,000	[c]	914,521
H&E Equipment Services, Gtd. Notes		5.63	9/1/2025	85,000		88,719
International Game Technology, Sr. Scd. Notes		5.25	1/15/2029	200,000	[c]	202,571
Lions Gate Capital Holdings, Gtd. Notes		6.38	2/1/2024	785,000	[c]	779,595
Scientific Games International, Gtd. Notes		8.25	3/15/2026	565,000	[c]	592,241
Scientific Games International, Gtd. Notes		8.63	7/1/2025	135,000	[c]	141,122
Scientific Games International, Sr. Scd. Notes		5.00	10/15/2025	185,000	[c]	186,503
Taylor Morrison Communities, Sr. Unscd. Notes		5.13	8/1/2030	32,000	[c]	34,300
					6,165,693
Diversified Financials - 2.9%
Cabot Financial Luxembourg, Sr. Scd. Notes	GBP	7.50	10/1/2023	1,280,000		1,672,979
Compass Group Diversified Holdings, Sr. Unscd. Notes		8.00	5/1/2026	275,000	[c]	289,729
FS Energy & Power Fund, Sr. Scd. Notes		7.50	8/15/2023	1,050,000	[c]	958,235
Garfunkelux Holdco 3, Sr. Scd. Notes	GBP	8.50	11/1/2022	1,400,000		1,672,819
Icahn Enterprises, Gtd. Notes		6.25	5/15/2026	635,000		663,473
Nationstar Mortgage Holdings, Gtd. Notes		5.50	8/15/2028	560,000	[c]	560,350
Nationstar Mortgage Holdings, Gtd. Notes		6.00	1/15/2027	465,000	[c]	474,802

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 96.1% (continued)
Diversified Financials - 2.9% (continued)
Navient, Sr. Unscd. Notes	5.50	1/25/2023	135,000		136,658
Navient, Sr. Unscd. Notes	7.25	9/25/2023	925,000		959,109
				7,388,154
Electronic Components - .3%
Wesco Distribution, Gtd. Notes	7.13	6/15/2025	260,000	[c]	283,563
Wesco Distribution, Gtd. Notes	7.25	6/15/2028	465,000	[c]	510,142
				793,705
Energy - 6.4%
Antero Midstream Partners, Gtd. Notes	5.75	1/15/2028	320,000	[c]	263,968
Antero Midstream Partners, Gtd. Notes	5.75	3/1/2027	545,000	[c]	452,350
Apache, Sr. Unscd. Notes	4.25	1/15/2030	190,000		171,594
Apache, Sr. Unscd. Notes	4.38	10/15/2028	244,000		223,718
Apache, Sr. Unscd. Notes	4.88	11/15/2027	90,000		85,219
Apache, Sr. Unscd. Notes	5.10	9/1/2040	346,000		311,668
Apache, Sr. Unscd. Notes	5.35	7/1/2049	80,000		70,914
Blue Racer Midstream, Sr. Unscd. Notes	6.63	7/15/2026	960,000	[c]	848,218
CGG, Scd. Bonds, 3 Month LIBOR +4.00%	5.00	2/21/2024	2,175,675		2,164,797
Continental Resources, Gtd. Notes	4.50	4/15/2023	420,000		401,201
Crestwood Midstream Partners, Gtd. Notes	5.63	5/1/2027	125,000	[c]	111,971
Crestwood Midstream Partners, Gtd. Notes	5.75	4/1/2025	675,000		615,937
Crestwood Midstream Partners, Gtd. Notes	6.25	4/1/2023	295,000		289,163
CrownRock, Sr. Unscd. Notes	5.63	10/15/2025	830,000	[c]	784,350
CVR Energy, Gtd. Bonds	5.75	2/15/2028	415,000	[c]	353,788
DCP Midstream Operating, Gtd. Notes	5.63	7/15/2027	295,000		302,080
Endeavor Energy Resources, Sr. Unscd. Notes	6.63	7/15/2025	75,000	[c]	77,180
EnLink Midstream Partners, Sr. Unscd. Notes	4.15	6/1/2025	255,000		220,200
Enviva Partners, Gtd. Notes	6.50	1/15/2026	425,000	[c]	448,641
EQM Midstream Partners, Sr. Unscd. Notes	5.50	7/15/2028	170,000		171,561
EQM Midstream Partners, Sr. Unscd. Notes	6.00	7/1/2025	165,000	[c]	170,363
EQM Midstream Partners, Sr. Unscd. Notes	6.50	7/1/2027	205,000	[c]	217,594
EQT, Sr. Unscd. Notes	3.90	10/1/2027	115,000		105,009
EQT, Sr. Unscd. Notes	7.88	2/1/2025	310,000		344,052

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 96.1% (continued)
Energy - 6.4% (continued)
Genesis Energy, Gtd. Notes		6.25	5/15/2026	750,000		627,202
Genesis Energy, Gtd. Notes		6.50	10/1/2025	523,000		449,453
Genesis Energy, Gtd. Notes		7.75	2/1/2028	210,000		182,656
Laredo Petroleum, Gtd. Notes		9.50	1/15/2025	205,000		122,356
Laredo Petroleum, Gtd. Notes		10.13	1/15/2028	20,000		11,848
Matador Resources, Gtd. Notes		5.88	9/15/2026	670,000		561,343
Occidental Petroleum, Sr. Unscd. Notes		6.38	9/1/2028	167,000		154,905
Occidental Petroleum, Sr. Unscd. Notes		6.45	9/15/2036	210,000		178,898
Occidental Petroleum, Sr. Unscd. Notes		6.95	7/1/2024	305,000		296,341
Occidental Petroleum, Sr. Unscd. Notes		7.50	5/1/2031	430,000		409,575
Occidental Petroleum, Sr. Unscd. Notes		8.50	7/15/2027	155,000		156,486
Occidental Petroleum, Sr. Unscd. Notes		8.88	7/15/2030	740,000		763,587
PBF Holding, Sr. Scd. Notes		9.25	5/15/2025	517,000	[c]	530,672
PDC Energy, Gtd. Notes		5.75	5/15/2026	280,000		261,800
Precision Drilling, Gtd. Notes		7.13	1/15/2026	390,000	[c]	252,229
Southwestern Energy, Gtd. Notes		7.50	4/1/2026	590,000		578,200
Southwestern Energy, Gtd. Notes		8.38	9/15/2028	155,000		152,595
USA Compression Partners, Gtd. Notes		6.88	9/1/2027	930,000		923,778
Western Midstream Operating, Sr. Unscd. Notes		4.50	3/1/2028	250,000		236,250
WPX Energy, Sr. Unscd. Notes		5.75	6/1/2026	130,000		134,794
					16,190,504
Environmental Control - .7%
Covanta Holding, Gtd. Notes		5.00	9/1/2030	275,000		277,901
Covanta Holding, Sr. Unscd. Notes		6.00	1/1/2027	455,000		474,820
GFL Environmental, Sr. Unscd. Notes		8.50	5/1/2027	472,000	[c]	513,005
Harsco, Gtd. Notes		5.75	7/31/2027	540,000	[c]	548,437
					1,814,163
Forest Products & Paper - .5%
Fabric BC, Sr. Scd. Notes, 3 Month EURIBOR +4.13% @ Floor	EUR	4.13	11/30/2024	600,000	[d]	686,991
Mercer International, Sr. Unscd. Notes		5.50	1/15/2026	390,000		375,131
Mercer International, Sr. Unscd. Notes		7.38	1/15/2025	85,000		86,222
					1,148,344
Health Care - 4.0%
Bausch Health, Gtd. Notes		6.25	2/15/2029	350,000	[c]	360,500

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 96.1% (continued)
Health Care - 4.0% (continued)
Bausch Health, Gtd. Notes		7.25	5/30/2029	1,165,000	[c]	1,255,794
Community Health Systems, Sr. Scd. Notes		6.63	2/15/2025	613,000	[c]	594,487
Constantin Investissement 3, Scd. Bonds	EUR	5.38	4/15/2025	660,000	[c]	779,621
LifePoint Health, Sr. Scd. Notes		6.75	4/15/2025	170,000	[c]	179,350
Nidda BondCo, Sr. Unscd. Bonds	EUR	7.25	9/30/2025	775,000		929,820
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.25	2/1/2028	635,000	[c]	661,591
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.38	6/1/2025	350,000	[c]	355,906
Polaris Intermediate, Sr. Unscd. Notes		8.50	12/1/2022	735,000	[c]	748,781
Select Medical, Gtd. Notes		6.25	8/15/2026	400,000	[c]	416,616
Surgery Center Holdings, Gtd. Notes		6.75	7/1/2025	205,000	[c]	204,958
Surgery Center Holdings, Gtd. Notes		10.00	4/15/2027	330,000	[c]	352,069
Synlab Bondco, Sr. Scd. Notes, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	7/1/2025	480,000	[c,d]	570,919
Synlab Unsecured Bondco, Gtd. Bonds	EUR	8.25	7/1/2023	430,000	[c]	518,711
Tenet Healthcare, Gtd. Notes		6.13	10/1/2028	435,000	[c]	424,397
Tenet Healthcare, Scd. Notes		6.25	2/1/2027	305,000	[c]	315,250
Tenet Healthcare, Sr. Scd. Notes		7.50	4/1/2025	40,000	[c]	43,157
West Street Merger Sub, Sr. Unscd. Notes		6.38	9/1/2025	1,200,000	[c]	1,226,748
					9,938,675
Industrial - 1.9%
ATS Automation Tooling Systems, Gtd. Notes		6.50	6/15/2023	335,000	[c]	339,571
Bombardier, Sr. Unscd. Notes		6.13	1/15/2023	255,000	[c]	218,280
Brand Industrial Services, Sr. Unscd. Notes		8.50	7/15/2025	950,000	[c]	900,125
Gates Global, Gtd. Notes		6.25	1/15/2026	815,000	[c]	838,774
General Electric, Jr. Sub. Debs., Ser. D		5.00	1/21/2021	995,000	[f]	794,387
Husky III Holding, Sr. Unscd. Notes		13.00	2/15/2025	445,000	[c]	461,966
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	1,205,000	[c]	1,201,987
					4,755,090
Information Technology - .6%
Ascend Learning, Sr. Unscd. Notes		6.88	8/1/2025	630,000	[c]	643,454
Boxer Parent, Sr. Scd. Notes	EUR	6.50	10/2/2025	180,000	[c]	218,520
Change Healthcare Holdings, Gtd. Notes		5.75	3/1/2025	265,000	[c]	268,644
The Dun & Bradstreet, Gtd. Notes		10.25	2/15/2027	342,000	[c]	388,107
					1,518,725

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 96.1% (continued)
Insurance - 1.4%
AmWINS Group, Gtd. Notes		7.75	7/1/2026	940,000	[c]	1,009,146
GTCR AP Finance, Sr. Unscd. Notes		8.00	5/15/2027	1,045,000	[c]	1,110,966
HUB International, Sr. Unscd. Notes		7.00	5/1/2026	795,000	[c]	824,618
USI, Sr. Unscd. Notes		6.88	5/1/2025	615,000	[c]	624,603
					3,569,333
Materials - 3.0%
ARD Finance, Sr. Scd. Notes	EUR	5.00	6/30/2027	1,025,000	[c]	1,176,765
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	1,185,000	[c]	1,180,319
Ardagh Packaging Finance, Gtd. Notes	GBP	4.75	7/15/2027	325,000		422,392
Ardagh Packaging Finance, Sr. Unscd. Notes		5.25	8/15/2027	370,000	[c]	377,400
Flex Acquisition, Sr. Unscd. Notes		7.88	7/15/2026	145,000	[c]	146,813
Graham Packaging, Gtd. Notes		7.13	8/15/2028	345,000	[c]	359,878
LABL Escrow Issuer, Sr. Scd. Notes		6.75	7/15/2026	310,000	[c]	327,631
LABL Escrow Issuer, Sr. Unscd. Notes		10.50	7/15/2027	660,000	[c]	703,098
Mauser Packaging Solutions Holding, Sr. Scd. Notes		8.50	4/15/2024	210,000	[c]	218,400
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	1,490,000	[c]	1,404,325
Trivium Packaging Finance, Gtd. Notes		8.50	8/15/2027	1,135,000	[c]	1,225,800
					7,542,821
Media - 2.0%
Altice Finco, Scd. Notes	EUR	4.75	1/15/2028	970,000	[c]	1,034,922
Diamond Sports Group, Gtd. Notes		6.63	8/15/2027	1,150,000	[c]	599,437
DISH DBS, Gtd. Notes		7.38	7/1/2028	370,000		381,563
iHeartCommunications, Sr. Scd. Notes		4.75	1/15/2028	280,000	[c]	264,359
Meredith, Sr. Scd. Notes		6.50	7/1/2025	211,000	[c]	217,989
Nexstar Broadcasting, Sr. Unscd. Notes		4.75	11/1/2028	490,000	[c]	501,025
Radiate Holdco, Sr. Unscd. Notes		6.50	9/15/2028	239,000	[c]	245,665
Scripps Escrow, Gtd. Notes		5.88	7/15/2027	210,000	[c]	202,913
Summer Bidco, Sr. Unscd. Bonds	EUR	9.75	11/15/2025	178,287	[c]	211,521
Summer BidCo, Sr. Unscd. Bonds	EUR	9.75	11/15/2025	328,580	[c]	389,828
TEGNA, Gtd. Notes		4.75	3/15/2026	186,000	[c]	190,408
Virgin Media Vendor Financing Notes III, Gtd. Bonds	GBP	4.88	7/15/2028	220,000		287,234
Ziggo, Sr. Scd. Notes		5.50	1/15/2027	400,000	[c]	419,738
					4,946,602
Metals & Mining - 1.0%
Arconic, Scd. Notes		6.13	2/15/2028	790,000	[c]	813,206

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 96.1% (continued)
Metals & Mining - 1.0% (continued)
First Quantum Minerals, Gtd. Notes		7.25	4/1/2023	415,000	[c]	415,114
Hudbay Minerals, Gtd. Notes		6.13	4/1/2029	133,000	[c]	132,169
Hudbay Minerals, Gtd. Notes		7.63	1/15/2025	815,000	[c]	830,844
Kaiser Aluminum, Gtd. Notes		6.50	5/1/2025	225,000	[c]	232,631
					2,423,964
Real Estate - .4%
Iron Mountain, Gtd. Notes		5.25	7/15/2030	220,000	[c]	229,763
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	890,000	[c]	826,031
					1,055,794
Retailing - 2.6%
Burlington Coat Factory Warehouse, Sr. Scd. Notes		6.25	4/15/2025	175,000	[c]	184,516
Macy's, Sr. Scd. Notes		8.38	6/15/2025	530,000	[c]	548,746
PetSmart, Gtd. Notes		7.13	3/15/2023	395,000	[c]	398,950
Shop Direct Funding, Sr. Scd. Notes	GBP	7.75	11/15/2022	4,000,000		4,954,944
Staples, Sr. Scd. Notes		7.50	4/15/2026	585,000	[c]	540,031
					6,627,187
Technology Hardware & Equipment - .9%
Banff Merger Sub, Sr. Unscd. Notes	EUR	8.38	9/1/2026	515,000	[c]	615,888
Banff Merger Sub, Sr. Unscd. Notes		9.75	9/1/2026	410,000	[c]	433,985
Everi Payments, Gtd. Notes		7.50	12/15/2025	255,000	[c]	250,829
Tempo Acquisition, Sr. Unscd. Notes		6.75	6/1/2025	855,000	[c]	874,225
					2,174,927
Telecommunication Services - 3.0%
Altice France Holding, Gtd. Notes		6.00	2/15/2028	210,000	[c]	200,685
Altice France Holding, Sr. Scd. Notes	EUR	8.00	5/15/2027	570,000	[c]	710,733
Altice France Holding, Sr. Scd. Notes		10.50	5/15/2027	340,000	[c]	378,463
CenturyLink, Sr. Unscd. Debs., Ser. G		6.88	1/15/2028	1,140,000		1,283,936
Cincinnati Bell, Gtd. Notes		7.00	7/15/2024	100,000	[c]	103,251
Cincinnati Bell, Gtd. Notes		8.00	10/15/2025	650,000	[c]	688,187
CommScope, Gtd. Notes		7.13	7/1/2028	175,000	[c]	180,044
CommScope, Gtd. Notes		8.25	3/1/2027	1,280,000	[c]	1,332,806
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	985,000	[c]	989,629
Intrado, Gtd. Notes		8.50	10/15/2025	800,000	[c]	697,776
Lorca Telecom Bondco, Gtd. Bonds	EUR	4.00	9/18/2027	185,000	[c]	216,903
Telecom Italia Capital, Gtd. Notes		6.00	9/30/2034	510,000		593,482
ViaSat, Sr. Unscd. Notes		5.63	9/15/2025	218,000	[c]	213,913
					7,589,808
Utilities - .6%
Pike, Sr. Unscd. Notes		5.50	9/1/2028	505,000	[c]	509,704

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 96.1% (continued)
Utilities - .6% (continued)
Viridian Group FinanceCo, Sr. Scd. Notes	GBP	4.75	9/15/2024	730,000		932,604
					1,442,308
Total Bonds and Notes (cost $238,344,823)				241,616,985

Floating Rate Loan Interests - 35.1%
Advertising - .5%
ABG Intermediate Holdings 2, First Lien Incremental Amendment No. 5 Term Loan, 3 Month LIBOR +5.25%		6.25	9/29/2024	52,000	[d]	51,740
ABG Intermediate Holdings 2, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		3.72	9/29/2024	520,623	[d]	510,999
Clear Channel Outdoor Holdings, Term Loan B, 3 Month LIBOR +3.50%		3.76	8/21/2026	742,500	[d]	678,600
Terrier Media Buyer, Term Loan, 1 Month LIBOR +4.25%		4.40	12/17/2026	107,729	[d]	105,362
					1,346,701
Airlines - .0%
JetBlue Airways, Term Loan, 3 Month LIBOR +5.25%		6.25	6/17/2024	82,904	[d]	82,437
Automobiles & Components - .1%
CTOS, Term Loan B, 1 Month LIBOR +4.25%		4.40	4/18/2025	196,095	[d]	194,746
Building Materials - 1.1%
BME Group Holding, Facility Term loan B, 3 Month EURIBOR +4.50% @ Floor	EUR	4.50	11/1/2026	1,000,000	[d]	1,158,891
Cornerstone Building, Initial Term Loan, 1 Month LIBOR +3.75%		3.90	4/12/2025	243,738	[d]	240,273
Forterra Finance, Replacement Term Loan, 1 Month LIBOR +3.00%		4.00	10/25/2023	210,589	[d]	208,923
LSF10 XL Bidco SCA, Facility B3 Term Loan, 3 Month EURIBOR +4.00% @ Floor	EUR	4.00	10/31/2026	1,000,000	[d]	1,122,410
					2,730,497
Chemicals - 2.1%
ColourOZ Investment 1, Second Lien Initial Euro Term Loan, 3 Month EURIBOR +4.25%	EUR	5.25	9/7/2022	117,760	[d]	107,002
ColourOZ Investment 1 GmbH, New First Lien Initial Term Loan, 3 Month EURIBOR +4.25%	EUR	5.00	9/7/2021	149,206	[d]	161,030

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 35.1% (continued)
Chemicals - 2.1% (continued)
ColourOZ Investment 2, First Lien Initial Term Loan B-2, 4 Month LIBOR +4.25%		5.25	9/7/2021	1,693,756	[d]	1,544,502
ColourOZ Investment 2, First Lien Initial Term Loan C, 3 Month LIBOR +4.25%		5.25	9/7/2021	279,998	[d]	255,324
ColourOZ Investment 2, Second Lien Initial B-2 Term Loan, 3 Month LIBOR +7.25%		8.25	9/7/2022	2,004,737	[d]	1,553,671
Flint Group Gmbh, First Lien B-8 Term Loan, 3 Month LIBOR +3.00%		4.00	9/7/2021	492,576	[d]	449,170
Flint Group GmbH, First Lien Euro B-5 Term Loan, 3 Month EURIBOR +4.25%	EUR	5.00	9/7/2021	845,619	[d]	912,626
Polar US Borrower, Initial Term Loan, 1 Month LIBOR +4.75%		4.90	10/16/2025	428,752	[d]	413,745
					5,397,070
Commercial & Professional Services - 4.1%
APX Group, Term Loan, 1 Month LIBOR +5.00% and 3 Month PRIME +4.00%		6.20	12/31/2025	280,064	[d]	275,892
Axiom Global, Initial Term Loan, 3 Month LIBOR +4.75%		5.05	10/1/2026	4,962,500	[d]	4,795,016
Boels Topholding, Facility Term Loan B, 1 Month EURIBOR +4.00% @ Floor	EUR	4.00	2/5/2027	1,000,000	[d]	1,143,690
Cast & Crew Payroll, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		3.90	2/7/2026	68,314	[d]	65,564
Employbridge, Refinancing Term Loan, 3 Month LIBOR +4.50%		5.50	4/18/2025	81,524	[d]	75,945
Galileo Global Education, Second Lien Term Loan, 3 Month EURIBOR +6.00% @ Floor	EUR	6.00	11/12/2027	1,000,000	[d]	1,141,673
Memora Servicios Funerarios, Uncommitted Facility Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	9/29/2024	429,694	[d]	473,693
Pi Lux Finco, Second Lien Facility 1 Term Loan, 3 Month LIBOR +7.25%		8.25	1/1/2026	115,000	[d]	104,506
Pompas Funebres Mediterraneas, Facility B4 Term loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	9/29/2024	203,505	[d]	224,343
Sabre GLBL, 2018 Other Term B Loan, 1 Month LIBOR +2.00%		2.15	2/22/2024	69,916	[d]	65,671

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 35.1% (continued)
Commercial & Professional Services - 4.1% (continued)
Sapphire Bidco, Second Lien Facility Term Loan, 6 Month EURIBOR +6.88% @ Floor	EUR	6.88	6/8/2026	241,379	[d]	248,691
Taurus Bidco, Facility B2 Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	9/29/2024	256,832	[d]	283,131
Taurus Midco, Facility B1 Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	9/29/2024	109,969	[d]	121,230
Team Health Holdings, Initial Term Loan, 1 Month LIBOR +2.75%		3.75	2/6/2024	180,262	[d]	151,996
Verscend Holding, Term Loan B, 1 Month LIBOR +4.50%		4.65	8/27/2025	493,700	[d]	490,430
Weight Watchers International, Initial Term Loan, 1 Month LIBOR +4.75%		5.50	11/29/2024	757,331	[d]	757,331
					10,418,802
Consumer Discretionary - 1.0%
Allen Media, Initial Term Loan, 3 Month LIBOR +5.50%		5.72	2/10/2027	232,112	[d]	225,693
Caesars Resort Collection, Term Loan B-1, 1-3 Month LIBOR +4.50%		4.71	7/20/2025	276,000	[d]	267,912
Dealer Tire, Term Loan B-1, 1 Month LIBOR +4.25%		4.40	2/5/2027	740,644	[d]	725,831
Freshworld Holding IV, Facility B Term Loan, 6 Month EURIBOR +3.75% @ Floor	EUR	3.75	10/2/2026	1,000,000	[d]	1,154,570
Scientific Games International, Initial Term Loan B-5, 1-3 Month LIBOR +2.75%		3.25	8/14/2024	109,821	[d]	103,613
					2,477,619
Consumer Staples - .1%
KIK Custom Products, Term Loan B-3, 1 Month LIBOR +4.00%		5.00	5/15/2023	332,606	[d]	331,356
Diversified Financials - .2%
Blackhawk Network Holdings, First Lien Term Loan, 1 Month LIBOR +3.00%		3.15	6/15/2025	189,515	[d]	179,358
Fiserv Investment Solutions, Initial Term Loan, 3 Month LIBOR +4.75%		5.02	2/18/2027	279,300	[d]	278,195
					457,553
Electronic Components - .5%
1A Smart Start, Initial Term Loan, 1 Month LIBOR +4.75%		5.75	8/19/2027	99,462	[d]	99,731

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 35.1% (continued)
Electronic Components - .5% (continued)
Idemia Identity & Securities, Facility B Term Loan, 3 Month EURIBOR +3.75% @ Floor	EUR	3.75	1/10/2024	1,000,000	[d]	1,124,526
					1,224,257
Energy - .7%
BCP Renaissance Parent, Initial Term Loan, 2 Month LIBOR +3.50%		4.50	11/1/2024	258,109	[d]	240,445
Brazos Delaware II, Initial Term Loan, 1 Month LIBOR +4.00%		4.16	5/29/2025	740,465	[d]	565,663
GIP III Stetson I, Initial Term Loan, 1 Month LIBOR +4.25%		4.39	7/18/2025	207,919	[d]	139,663
Traverse Midstream Partners, Advance Term Loan, 1 Month LIBOR +4.00%		5.00	9/27/2024	93,558	[d]	86,600
WaterBridge Midstream Operating, Initial Term Loan, 6 Month LIBOR +5.75%		6.75	6/21/2026	742,500	[d]	622,642
					1,655,013
Environmental Control - .1%
EnergySolutions, Initial Term Loan, 3 Month LIBOR +3.75%		4.75	5/11/2025	223,489	[d]	214,549
Food Products - 1.6%
CJ Foods, Term Loan, 1 Month LIBOR +6.00%		7.00	3/5/2027	2,493,734	[d]	2,443,860
Froneri US, Second Lien Facility USD Term Loan, 1 Month LIBOR +5.75%		5.90	1/31/2028	408,632	[d]	407,610
Labeyrie Fine Foods, Facility B Term Loan, 3 Month EURIBOR +4.25% @ Floor	EUR	4.25	5/23/2023	1,000,000	[d]	1,129,656
Shearer's Foods, First Lien Term Loan, 3 Month LIBOR +4.00%		4.75	9/23/2027	25,080	[d]	24,955
					4,006,081
Food Service - .1%
TKC Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.75	2/1/2023	223,244	[d]	210,199
Forest Products & Paper - .0%
Neenah, Term Loan, 3 Month LIBOR +4.00%		5.00	6/30/2027	43,633	[d]	43,633
Health Care - 3.7%
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%		4.50	4/21/2024	306,829	[d]	270,201
Albany Molecular Research, First Lien Initial Term Loan, 3 Month LIBOR +3.25%		4.25	8/31/2024	480,051	[d]	474,751

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 35.1% (continued)
Health Care - 3.7% (continued)
Alphabet Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		3.65	9/28/2024	740,458	[d]	722,080
Alphabet Holding, Second Lien Initial Term Loan, 1 Month LIBOR +7.75%		7.90	8/15/2025	85,000	[d]	82,450
Auris Luxembourg III, Facility Term Loan B-2, 1 Month LIBOR +3.75%		3.90	2/21/2026	514,696	[d]	477,810
Bio Lam LCD SELAS, First Lien Term Loan B, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	4/25/2026	1,000,000	[d]	1,155,602
CPI Holdco, First Lien Closing Date Term Loan, 1 Month LIBOR +4.25%		4.40	11/4/2026	192,751	[d]	192,149
Da Vinci Purchaser, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		5.24	1/8/2027	279,163	[d]	276,605
Dentalcorp Health Service, Initial Term Loan, 1 Month LIBOR +3.75%		4.75	6/6/2025	308,778	[d]	292,567
Femur Buyer, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		4.72	3/5/2026	406,189	[d]	369,971
Global Medical Response, 2018 Term Loan, 3 Month LIBOR +3.25%		4.25	4/28/2022	494,924	[d]	494,461
Global Medical Response, Term Loan, 1 Month LIBOR +4.75%		5.75	9/24/2025	180,000	[d]	176,288
Hera, Facility B Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	9/20/2024	2,000,000	[d]	2,215,438
MED ParentCo, First Lien Delayed Draw Term Loan, 1 Month LIBOR +4.25%		4.32	8/31/2026	148,990	[d,g]	142,232
MED ParentCo, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		4.40	8/31/2026	594,141	[d]	567,190
MED ParentCo, First Lien Second Amendment Additional Term Loan, 1 Month LIBOR +6.25%		7.25	8/31/2026	52,000	[d]	51,740
Milano Acquisition, Term Loan B, 1 Month LIBOR +4.00%		4.75	8/17/2027	218,917	[d]	217,138
Ortho-Clinical Diagnostics, Refinancing Term Loan, 1 Month LIBOR +3.25%		3.41	6/30/2025	317,042	[d]	304,202
Pathway Vet Alliance, First Lien Initial Delayed Draw Term Loan, 3 Month LIBOR +4.00% @ Floor		4.00	3/31/2027	10,825	[d,g]	10,681

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 35.1% (continued)
Health Care - 3.7% (continued)
Pathway Vet Alliance, First Lien Initial Term Loan, 1 Month LIBOR +4.00%	4.15	3/31/2027	132,535	[d]	130,762
PetVet Care Centers, 2020 First Lien Incremental Term Loan, 1 Month LIBOR +4.25%	5.25	2/14/2025	107,571	[d,g]	107,706
Surgery Center Holdings, 2020 Incremental Term Loan, 1 Month LIBOR +8.00%	9.00	8/31/2024	89,550	[d]	90,949
Surgery Center Holdings, Initial Term Loan, 1 Month LIBOR +3.25%	4.25	8/31/2024	314,342	[d]	297,184
US Anesthesia Partners, First Lien Initial Term Loan, 3 Month LIBOR +3.00%	4.00	6/23/2024	299,673	[d]	284,208
				9,404,365
Industrial - 2.6%
Brand Industrial Services, Initial Term Loan, 3 Month LIBOR +4.25%	5.25	6/21/2024	221,119	[d]	206,556
Landry's Finance Acquisition, 2020 Buy Back Term Loan, 1 Month LIBOR +12.00%	13.00	10/4/2023	201,409	[d]	233,634
Landry's Finance Acquisition, 2020 Initial Term Loan, 3 Month LIBOR +12.00%	13.00	10/4/2023	16,448	[d]	18,751
Pro Mach Group, First Lien Third Amendment Delayed Draw Term Loan, 3 Month LIBOR +3.50% @ Floor	3.50	3/7/2025	56,716	[d,g]	56,716
Pro Mach Group, First Lien Third Amendment Incremental Term Loan, 3 Month LIBOR +3.50%	4.50	3/7/2025	56,503	[d]	55,373
Qualtek USA, Tranche Term Loan B, 3 Month LIBOR +6.25%	7.25	7/18/2025	5,043,408	[d]	4,631,538
Titan Acquisition, Initial Term Loan, 3 Month LIBOR +3.00%	3.36	3/28/2025	739,656	[d]	701,094
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%	5.00	3/8/2025	267,259	[d,h]	189,086
Ventia Deco, 2019 Refinancing Term Loan B, 3 Month LIBOR +4.00%	5.00	5/21/2026	124,152	[d]	123,065
Yak Access, First Lien Initial Term Loan, 3 Month LIBOR +5.00%	5.22	7/11/2025	471,338	[d]	405,350
				6,621,163

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 35.1% (continued)
Information Technology - 3.1%
AI Avocado, Facility Term Loan B-3, 1 Month EURIBOR +4.50% @ Floor	EUR	4.50	9/30/2023	1,000,000	[d]	1,157,208
Avaloq Group, Facility B Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	6/15/2024	1,000,000	[d]	1,159,406
Boxer Parent, Initial Dollar Term Loan, 1 Month LIBOR +4.25%		4.40	10/2/2025	740,578	[d]	720,801
DCert Buyer, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		4.15	10/16/2026	333,224	[d]	329,840
Finastra USA, First Lien Dollar Term Loan, 3 Month LIBOR +3.50%		4.50	6/13/2024	641,149	[d]	601,238
Mitchell International, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		3.40	12/1/2024	267,259	[d]	256,309
Navicure, Term Loan B, 1 Month LIBOR +4.00%		4.75	10/23/2026	56,180	[d]	55,829
Quest Software US Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.25%		4.51	5/18/2025	742,443	[d]	729,142
SkillSoft, Second Out Term Loan, 1 Month LIBOR +6.50%		6.50	4/27/2025	1,788,094	[d]	1,770,213
SkillSoft, Senior Secured Term Loan, 3 Month LIBOR +7.50%		8.50	12/27/2024	571,983	[d]	577,703
Sophia, Term Loan, 1 Month LIBOR +3.75%		4.50	10/6/2027	31,293	[d]	31,137
TIBCO Software, Term Loan B-3, 1 Month LIBOR +3.75%		3.90	7/3/2026	257,515	[d]	252,043
Ultimate Software Group, 2020 Incremental Term Loan, 3 Month LIBOR +4.00%		4.75	5/3/2026	70,881	[d]	70,811
Ultimate Software Group, Second Lien Initial Term Loan, 3 Month LIBOR +6.75%		7.50	5/3/2027	10,045	[d]	10,262
					7,721,942
Insurance - 3.1%
AssuredPartners, 2020 June Incremental Term Loan, 1 Month LIBOR +4.50%		5.50	2/13/2027	59,986	[d]	59,986
Asurion, Second Lien Replacement Term Loan B-2, 1 Month LIBOR +6.50%		6.65	8/4/2025	956,284	[d]	959,770
Hestia Holding, Facility B Term Loan, 3 Month EURIBOR +4.75% @ Floor	EUR	4.75	5/27/2027	1,000,000	[d]	1,171,195

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 35.1% (continued)
Insurance - 3.1% (continued)
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%		4.65	2/28/2025	690,913	[d]	639,526
Sedgwick CMS, 2019 New Term Loan, 1 Month LIBOR +4.00%		4.15	9/3/2026	987,500	[d]	975,773
Sedgwick CMS, 2020 Term Loan, 1 Month LIBOR +4.25%		5.25	9/3/2026	14,352	[d]	14,281
Selectquote, Initial Term Loan, 1 Month LIBOR +6.00%		7.00	11/5/2024	3,823,529	[h]	3,861,765
					7,682,296
Internet Software & Services - 2.5%
Infinitas Learning, Facility B4 Term Loan, 6 Month EURIBOR +4.25% @ Floor	EUR	4.25	5/3/2024	2,000,000	[d]	2,273,580
ION Trading Finance, Initial Dollar Term Loan, 3 Month LIBOR +4.00%		5.00	11/21/2024	107,718	[d]	106,162
ION Trading Finance, Initial Euro Term Loan, 3 Month EURIBOR +3.25%	EUR	4.25	11/21/2024	1,975,285	[d]	2,277,467
Trader, Senior Secured First Lien Term Loan, 1 Month LIBOR +3.00%		4.00	9/28/2023	170,000	[d]	166,388
Web.com Group, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		3.90	10/11/2025	750,000	[d]	727,969
WeddingWire, First Lien Initial Term Loan, 1 Month LIBOR +4.50%		4.65	12/21/2025	740,578	[d]	710,955
					6,262,521
Materials - 3.1%
Ball Metalpack Finco, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		4.76	7/31/2025	691,162	[d]	667,662
Canister International, Initial Term Loan, 1 Month LIBOR +4.75%		4.90	12/20/2026	159,792	[d]	159,792
Fort Dearborn Holding, First Lien Initial Term Loan, 1-3 Month LIBOR +4.00%		5.15	10/19/2023	174,547	[d]	170,183
Graham Packaging, Initial Term Loan, 1 Month LIBOR +3.75%		4.50	8/4/2027	89,505	[d]	89,157
IFCO Management Gmbh, First Lien Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	5/31/2026	1,000,000	[d]	1,164,882
Klockner Pentaplast of America, Euro Term Loan, 6 Month EURIBOR +4.75% @ Floor	EUR	4.75	6/30/2022	1,000,000	[d]	1,120,833

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 35.1% (continued)
Materials - 3.1% (continued)
LABL, Initial Euro Term Loan, 1 Month EURIBOR +5.00% @ Floor	EUR	5.00	7/2/2026	2,000,000	[d]	2,311,931
Mauser Packaging Solutions, Initial Term Loan, 3 Month LIBOR +3.25%		3.52	4/3/2024	112,007	[d]	105,543
Plaze, Initial Term Loan, 1 Month LIBOR +3.50%		3.65	8/3/2026	744,375	[d]	727,627
Tecostar Holdings, 2017 First Lien Term Loan, 3 Month LIBOR +3.50%		4.68	5/1/2024	492,978	[d]	483,274
Tosca Services, New First Lien Term Loan, 1 Month LIBOR +4.25%		5.25	8/18/2027	159,327	[d]	159,577
TricorBraun, First Lien Closing Date Term Loan, 3 Month LIBOR +3.75%		4.75	11/30/2023	729,121	[d]	722,741
					7,883,202
Media - 1.8%
Banijay Group US Holding, Facility USD Term Loan B, 1 Month LIBOR +3.75%		3.91	3/1/2025	203,313	[d]	199,755
Gamma Infrastructure III, Facility B Term Loan, 6 Month EURIBOR +3.50% @ Floor	EUR	3.50	1/9/2025	1,000,000	[d]	1,135,811
iHeartCommunications, Second Amendment Incremental Term Loan, 1 Month LIBOR +4.00%		4.75	5/1/2026	89,775	[d]	86,707
Meredith, Tranche Term Loan B-3, 3 Month LIBOR +4.25%		5.25	1/31/2025	215,027	[d]	212,519
NEP Europe Finco, Initial Euro Term Loan, 3 Month EURIBOR +3.50% @ Floor	EUR	3.50	10/20/2025	1,974,874	[d]	2,041,930
NEP Group, First Lien Initial Dollar Term Loan, 1 Month LIBOR +3.25%		3.40	10/20/2025	144,266	[d]	124,970
Univision Communications, 2017 Replacement Term Loan, 1 Month LIBOR +2.75%		3.75	3/15/2024	70,000	[d]	67,588
WideOpenWest Finance, Refinancing Term Loan B, 1 Month LIBOR +3.25%		4.25	8/19/2023	740,458	[d]	731,376
					4,600,656
Retailing - 1.4%
Bass Pro Group, Initial Term Loan, 3 Month LIBOR +5.00%		5.75	9/25/2024	459,238	[d]	456,083
BBD Bidco, Facility B1 Term Loan, 3 Month GBPLIBOR +4.75%	GBP	4.84	11/7/2026	1,000,000	[d]	1,235,110

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 35.1% (continued)
Retailing - 1.4% (continued)
EG Finco, Term Loan B, 3 Month GBPLIBOR +4.75%	GBP	4.81	2/5/2025	994,898	[d]	1,219,848
Leslie's Poolmart, Tranche Term Loan B-2, 1 Month LIBOR +3.50%		3.65	8/16/2023	174,105	[d]	171,113
Staples, 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%		5.25	4/12/2026	130,000	[d]	121,265
Talbots, First Lien Initial Term Loan, 3 Month LIBOR +7.00%		7.22	11/28/2022	284,003	[d]	227,676
					3,431,095
Semiconductors & Semiconductor Equipment - .4%
Natel Engineering, Initial Term Loan, 6 Month LIBOR +5.00%		6.00	4/30/2026	730,655	[d]	642,976
Ultra Clean Holdings, Term Loan B, 1 Month LIBOR +4.50%		4.65	8/27/2025	243,854	[d]	243,854
					886,830
Technology Hardware & Equipment - .5%
Access CIG, First Lien Term Loan B, 1 Month LIBOR +3.75%		3.91	2/27/2025	173,665	[d]	170,328
Everi Payments, Term Loan, 1 Month LIBOR +10.50%		11.50	5/9/2024	284,491	[d]	291,604
Perforce Software, Term Loan, 1 Month LIBOR +3.75%		3.90	7/1/2026	297,006	[d]	292,319
Redstone Buyer, Term Loan, 3 Month LIBOR +5.00%		6.00	9/1/2027	171,565	[d]	171,137
Sandvine, First Lien Initial Term Loan, 1 Month LIBOR +4.50%		4.65	11/2/2025	165,791	[d]	159,159
VeriFone Systems, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		4.25	8/20/2025	203,673	[d]	183,114
					1,267,661
Telecommunication Services - .2%
Connect Finco, Initial Term Loan, 1 Month LIBOR +4.50%		5.50	12/12/2026	159,200	[d]	154,723
MTN Infrastructure TopCo, 2020 Incremental Term Loan, 1 Month LIBOR +4.00%		5.00	11/17/2024	35,519	[d]	35,519
West, Initial Term Loan B, 1 Month LIBOR +4.00%		5.00	10/10/2024	478,248	[d]	436,016
					626,258
Utilities - .5%
EFS Cogen Holdings I, Term B Advance Loan, 1 Month LIBOR +3.50%		4.50	9/24/2027	283,248	[d]	282,752

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 35.1% (continued)
Utilities - .5% (continued)
Helix Gen Funding, Term Loan, 1 Month LIBOR +3.75%	4.75	6/3/2024	926,512	[d]	919,624
				1,202,376
Total Floating Rate Loan Interests (cost $87,801,476)			88,380,878
			Shares	[b]
Common Stocks - 1.1%
Information Technology - 1.1%
SkillSoft, Cl. A (cost $2,285,965)			16,747	[h,i]	2,763,255
	1-Day Yield (%)
Investment Companies - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $2,747,797)	0.10		2,747,797	[j]	2,747,797
Total Investments (cost $331,180,061)			133.4%	335,508,915
Liabilities, Less Cash and Receivables			(33.4%)	(83,969,929)
Net Assets			100.0%	251,538,986

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, these securities were valued at $201,053,963 or 79.93% of net assets.

d Variable rate security—rate shown is the interest rate in effect at period end.

e Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

f Security is a perpetual bond with no specified maturity date, Maturity date shown is next reset date of the bond.

g Investment, or portion of investment, represents an unfunded floating note loan interest outstanding.

h The fund held Level 3 securities at September 30, 2020, these securities were valued at $6,814,106 or 2.71% of net assets.

i Non-income producing security.

j Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Portfolio Summary (Unaudited) †	Value (%)
Collateralized Loan Obligations	50.4
Consumer, Non-cyclical	18.7
Industrial	14.7
Communications	10.5
Consumer, Cyclical	9.8
Financial	8.0
Energy	7.1
Technology	6.5
Basic Materials	5.6
Investment Companies	1.1
Utilities	1.0
133.4

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS (Unaudited)

Investment Companies	Value 3/31/20 ($)	Purchases ($)†	Sales ($)	Value 9/30/20 ($)	Net Assets (%)	Dividends/ Distributions ($)
Registered Investment Companies;
Dreyfus Institutional Preferred Government Plus Money Market Fund	18,176,517	94,822,739	(110,251,459)	2,747,797	1.1	8,186

† Includes reinvested dividends/distributions.

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS September 30, 2020 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
Goldman Sachs
United States Dollar	5,489,377	British Pound	4,310,000	10/30/2020	(72,936)
Euro	1,900,000	United States Dollar	2,218,205	10/13/2020	10,048
United States Dollar	100,497,108	Euro	88,700,000	10/13/2020	(3,527,143)
United States Dollar	11,477,350	British Pound	9,100,000	10/13/2020	(265,586)
United States Dollar	12,051,556	Euro	10,360,000	10/30/2020	(102,796)
Gross Unrealized Appreciation					10,048
Gross Unrealized Depreciation					(3,968,461)

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2020 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments
Unaffiliated issuers	328,432,264	332,761,118
Affiliated issuers	2,747,797	2,747,797
Cash denominated in foreign currency	2,018,608	2,022,064
Dividends and interest receivable		4,084,699
Receivable for investment securities sold		4,026,403
Cash collateral held by broker—Note 4		3,590,000
Prepaid expenses on loan fees—Note 2		449,998
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		10,048
Prepaid expenses		89,412
		349,781,539
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		1,089,196
Cash overdraft due to Custodian		311,163
Loan payable—Note 2		88,000,000
Payable for investment securities purchased		4,786,457
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		3,968,461
Directors’ fees and expenses payable		6,030
Interest and loan fees payable—Note 2		5,760
Other accrued expenses		75,486
		98,242,553
Net Assets ($)		251,538,986
Composition of Net Assets ($):
Paid-in capital		265,300,100
Total distributable earnings (loss)		(13,761,114)
Net Assets ($)		251,538,986

Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)	2,653,001
Net Asset Value Per Share ($)	94.81

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended September 30, 2020 (Unaudited)

Investment Income ($):
Income:
Interest	11,578,085
Dividends from affiliated issuers	8,027
Total Income	11,586,112
Expenses:
Management fee—Note 3(a)	2,097,322
Interest expense and loan fees—Note 2	897,242
Professional fees	144,502
Directors’ fees and expenses—Note 3(c)	23,635
Custodian fees—Note 3(b)	23,153
Shareholder servicing costs	8,676
Shareholders’ reports	6,957
Chief Compliance Officer fees—Note 3(b)	4,062
Registration fees	780
Miscellaneous	102,766
Total Expenses	3,309,095
Investment Income—Net	8,277,017
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(8,902,667)
Net realized gain (loss) on forward foreign currency exchange contracts	336,903
Capital gain distributions from affiliated issuers	159
Net Realized Gain (Loss)	(8,565,605)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	80,944,882
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(5,553,478)
Net Change in Unrealized Appreciation (Depreciation)	75,391,404
Net Realized and Unrealized Gain (Loss) on Investments	66,825,799
Net Increase in Net Assets Resulting from Operations	75,102,816

See notes to financial statements.

STATEMENT OF CASH FLOWS
Six Months Ended September 30, 2020 (Unaudited)

Cash Flows from Operating Activities ($):
Purchases of portfolio securities	(103,631,814)
Proceeds from sales of portfolio securities	86,963,401
Net purchase (sales) of short-term securities	15,428,720
Dividends and interest received	11,430,835
Interest and loan fees paid	(1,501,755)
Paid to BNY Mellon Investment Adviser, Inc.	(1,978,823)
Operating expenses paid	(370,943)
Net realized gain (loss) from forward foreign currency
exchange contracts transactions	336,903
Net Cash Provided (or Used) in Operating Activities		6,676,524
Cash Flows from Financing Activities ($):
Dividends paid to Shareholders	(15,254,756)
Increase in Cash Overdraft due to Custodian	311,163
Net Cash Provided (or Used) in Financing Activities		(14,943,593)
Effect of foreign exchange rate changes on cash		(20,102)
Net Increase (Decrease) in cash		(8,287,171)
Cash and cash denominated in foreign currency at beginning of period		13,899,235
Cash and cash denominated in foreign currency at end of period†		5,612,064
Reconciliation of Net Increase (Decrease) in Net Assets
Resulting from Operations to Net Cash Provided
by Operating Activities ($):
Net Increase in Net Assets Resulting From Operations		75,102,816
Adjustments to reconcile net increase in net assets
resulting from operations to net cash
provided (or Used) in operating activities ($):
Increase in investments in securities at cost		7,074,234
Increase in dividends and interest receivable		(155,277)
Decrease in receivable for investment securities sold		2,856,271
Decrease in prepaid expenses		49,041
Increase in Due to BNY Mellon Investment Adviser, Inc. and affiliates		118,499
Decrease in payable for investment securities purchased		(2,699,060)
Increase in interest and loan fees payable		(248,802)
Increase in prepaid expenses on loan fees		(355,711)
Increase in Directors' fees and expenses payable		2,204
Decrease in other accrued expenses		(107,657)
Net change in unrealized (appreciation) depreciation on investments		(75,391,404)
Net amortization of premiums on investments		431,370
Net Cash Provided (or Used) in Operating Activities		6,676,524

† Includes deposits held as collateral by broker.
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020[a]
Operations ($):
Investment income—net	8,277,017	8,736,563
Net realized gain (loss) on investments	(8,565,605)	(2,971,215)
Net change in unrealized appreciation (depreciation) on investments	75,391,404	(75,063,395)
Net Increase (Decrease) in Net Assets Resulting from Operations	75,102,816	(69,298,047)
Distributions ($):
Distributions to shareholders	(9,948,754)	(9,617,129)
Capital Stock Transactions ($):
Net proceeds from shares sold	-	265,200,100
Increase (Decrease) in Net Assets from Capital Stock Transactions	-	265,200,100
Total Increase (Decrease) in Net Assets	65,154,062	186,284,924
Net Assets ($):
Beginning of Period	186,384,924	100,000
End of Period	251,538,986	186,384,924
Capital Share Transactions (Shares):
Intial Shares	-	1,000
Shares sold	-	2,652,001
Net Increase (Decrease) in Shares Outstanding	-	2,653,001

[a] From August 30, 2019 (commencement of operations) to March 31, 2020.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	September 30, 2020	Year Ended
	(Unaudited)	March 31, 2020[a]
Per Share Data ($):
Net asset value, beginning of period	70.25	100.00
Investment Operations:
Investment income—net[b]	3.12	3.29
Net realized and unrealized gain (loss) on investments	25.19	(29.41)
Total from Investment Operations	28.31	(26.12)
Distributions:
Dividends from investment income—net	(3.75)	(3.63)
Net asset value, end of period	94.81	70.25
Total Return (%)[c]	40.50	(26.60)
Ratios/Supplemental Data (%)
Ratio of total expenses to average net assets[d]	2.84	2.56
Ratio of interest expense and loan fees to average net assets[d]	.77	.84
Ratio of net investment income to average net assets[d]	7.11	5.67
Portfolio Turnover Rate[c]	28.20	34.44
Net Assets, end of period ($ x 1,000)	251,539	186,385
Average borrowings outstanding ($ x 1,000)	88,000	35,321
Weighted average number of fund
shares outstanding ($ x 1,000)	2,653	2,653
Average amount of debt per share ($)	33.17	13.31

a From August 31, 2019 (commencement of operations) to March 31, 2020.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc. (the “fund”) under the Investment Company Act of 1940, as amended (the “Act”) is a non-diversified closed-end management investment company that has a limited term of approximately six years. The fund’s investment objective is to seek to provide total return consisting of high current income and capital appreciation. The fund will terminate at the close of business on August 30, 2025, the sixth anniversary of the closing date of the fund’s initial public offering (the “Termination Date”), although the fund’s Board of Directors (the “Board”) may choose to commence the liquidation and termination of the fund prior to the Termination Date. The Board may also, in its sole discretion and without shareholder approval, extend the Termination Date by up to one year to a date on or before August 30, 2026, the seventh anniversary of the fund’s initial public offering, which date shall then become the Termination Date. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Alcentra NY, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and affiliate of the Adviser, serves as the fund’s sub-investment adviser.

The fund determines its net asset value quarterly for purposes of compliance with the Act, although it also calculates and publishes a daily net asset value. Shareholders are not able to transact in the fund’s shares on a daily basis and, as a result, should consider the daily net asset value provided by the fund for informational purposes only. Shareholders should not rely on third-party information that uses the published daily net asset value to calculate the fund’s performance. The fund’s performance, based on its quarterly net asset value, will be provided in the fund’s reports to shareholders.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities and floating rate loan interests, excluding short-term investments (other than U.S. Treasury Bills), and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Certain of the fund’s investments will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private securities and private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realize upon the disposal of such investments. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of September 30, 2020 in valuing the fund’s investments:

	Level 1– Unadjusted Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3–Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Collateralized Loan Obligations	-	126,884,068	-	126,884,068
Corporate Bonds	-	114,732,917	-	114,732,917
Equity Securities – Common Stocks	-	-	2,763,255	2,763,255
Floating Rate Loan Interests	-	84,330,027	4,050,851	88,380,878
Investment Companies	2,747,797	-	-	2,747,797
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	10,048	-	10,048
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(3,968,461)	-	(3,968,461)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchanged traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Floating Rate Loan Interests & Equity Securities – Common Stocks ($)
Balanced as of 3/31/2020	10,736,449
Realized gain (loss)	(80,744)
Change in unrealized appreciation (depreciation)	1,371,602
Purchases/Issuances	98,282
Sales/Dispositions	(2,348,561)
Transfers into Level 3†	2,763,255
Transfers out of Level 3†	(5,726,177)
Balanced as of 9/30/2020††	6,814,106
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 9/30/2020	3,172,192

† Transfers into or out of Level 3 represent the value at the date of transfer. The transfer into Level 3 for the current period was due to the lack of observable inputs. The transfer out of Levvel 3 for the current period was due to additional observable inputs.

†† Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

basis. Interest income from investments in collateralized loan obligations (“CLOs”) equity is recorded based upon an effective yield to maturity utilizing assumed cash flows. The Adviser monitors the expected cash flows from its CLOs equity investments and effective yield is determined and adjusted as needed.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The use of the London Interbank Offered Rate (“LIBOR”) is expected to be phased out by the end of 2021. LIBOR is currently used as a reference rate for certain financial instruments invested in by the fund, many of which are set to mature after the expected phase out of LIBOR. We are currently evaluating the impact of the LIBOR transition and continue to monitor the efforts of various parties, including government agencies, seeking to identify an alternative rate to replace LIBOR.

The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Such values may also decline because of factors that affect a particular industry.

The fund invests in floating rate loan interests. The floating rate loans in which the fund invests typically are below investment grade securities, and inherently speculative. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by insolvency laws with respect to its ability to realize the benefits of any collateral securing the borrower’s loan.

The fund invests in CLOs. CLOs and other structured credit investments are generally backed by an asset or a pool of assets (typically senior secured loans, certain subordinated loans and other credit-related assets in the case of CLOs) which serve as collateral. The cash flows from CLOs and structured credit investments are split into two or more portions, called tranches, varying in risk and yield. The fund and other investors in CLOs and structured finance securities ultimately bear the credit risk of the underlying collateral. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. The fund may invest in any tranche, including the equity tranche. The riskiest portion is the “equity” tranche, which is subordinate to the other tranches in the event of defaults. Senior tranches typically have higher ratings and lower yields than its underlying securities, and may be rated investment grade. The ratings reflect both the credit quality of underlying collateral as well as how much protection a given tranche is afforded by tranches that are subordinate to it.

CLOs and other structured finance securities may present risks similar to those of the other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs and other structured finance securities. In addition to the general risks associated with investing in debt securities, CLO securities carry additional risks, including, but not limited to: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the possibility that the class of CLOs held by the fund is subordinate to other senior classes; and (4) the complex structure of the security may not be fully understood at the time of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLOs may cause payments on the instruments the fund holds to be reduced, either temporarily or permanently. Structured investments, particularly the subordinated interests in which the fund invests, are less liquid than many other types of securities and may be more volatile than the assets underlying the CLOs the fund may target. In addition, CLOs and other structured credit investments may be subject to prepayment risk.

The fund may invest in directly-originated loans as part of its Direct Lending Strategy. As part of this strategy, the fund may originate direct loans to companies where the fund would benefit from a first lien senior priority ranking in the company’s capital structure. The fund also may engage in unitranche lending, in which a senior loan tranche and a mezzanine loan tranche of an issuer are blended into a single first ranking tranche of debt. These loans are typically arranged so that they pay a floating rate of interest made up of a base rate, such as LIBOR, plus an additional margin to compensate for credit risk (such margin may be paid fully in cash or may incorporate a “payment-in-kind” or “PIK” component which is not paid in cash, but which accrues and is added to the outstanding principal amount to be paid on the contractual maturity date). As part of this strategy, in certain circumstances, the fund may take an equity position in a company it lends to. The fund also may invest in second lien, senior unsecured, mezzanine and other collateralized and uncollateralized subordinated loans (“Subordinated Loans”). Subordinated Loans sit below the senior secured debt in a company’s capital structure, but have priority over the company’s bonds and equity securities. The fund, from time to time, also may seek to participate in the upside gain of a business through the exercise of warrants or other equity securities acquired in connection with its investment in a Subordinated Loan.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. To permit the fund to maintain a more stable quarterly distribution, the fund may from time to time distribute less than the entire amount of income earned in a particular period. Any such undistributed income would be available to supplement future distributions. As a result, the distributions paid by the fund for any particular quarterly period may be more or less than the amount of income actually earned by the fund during that period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On August 31, 2020, the Board declared a cash dividend of $1.75 per share from undistributed investment income-net, payable on September 29, 2020 to Shareholders of record as of the close of business on September 15, 2020. The ex-dividend date was September 14, 2020.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended September 30, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended September 30, 2020, the fund did not incur any interest or penalties.

The tax year ended March 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $4,579,422 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to March 31, 2020. These short-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended March 31, 2020 was as follows: ordinary income $9,617,129. The tax character of current year distributions will be determined at the end of the current fiscal year.

(h) Share repurchases: Beginning in October 2020 and ending upon the adoption by the Board of a plan of liquidation, the fund intends, but is not obligated, to conduct quarterly tender offers for up to 2.5% of its shares of common stock then outstanding in the sole discretion of the Board. Each tender offer would be made, and shareholders would be notified, in accordance with the requirements of the Act and the Securities Exchange Act of 1934, as amended. When the fund conducts a tender offer,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

shareholders should read carefully the tender offer documents once they are filed with the SEC and become available, as they will contain important information about the offer. See Note 5.

NOTE 2—Borrowings:

The fund has a $132,000,000 Revolving Credit and Security Agreement (the “Agreement”). Effective September 15, 2020, the fund entered into an amendment to the Agreement, which, among other things, extended the schedule maturity date of the Agreement to September 6, 2022 (or the prior business day, as necessary). Under the terms of the Agreement, the fund may borrow “Advances” (including Eurodollar Rate Advances). The interest to be paid by the fund on such Advances is determined with reference to the principal amount of each Advance (and/or Eurodollar Rate Advance) outstanding from time to time. The fund also pays additional fees pursuant to the Agreement. During the period ended September 30, 2020, total fees pursuant to the Agreement amounted to $897,242 inclusive of $722,754 of interest expenses and $174,488 of loan fees.

The average amount of borrowings outstanding under the Agreement during the period ended September 30, 2020 was $88,000,000, with a related weighted average annualized interest rate of 1.64%. The fund’s borrowings under the Agreement are secured by its portfolio holdings.

NOTE 3—Investment Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to an Investment Management Agreement with the Adviser, the management fee is computed at the annual rate of 1.25% of the value of the fund’s “Managed Assets” determined as of the last day of each quarter, and is payable quarterly in arrears. “Managed Assets” of the fund means the total assets of the fund, including any assets attributable to leverage (i.e., any loans from certain financial institutions and/or the issuance of debt securities (collectively, “Borrowings”), preferred stock or other similar preference securities (“Preferred Shares”), or the use of derivative instruments that have the economic effect of leverage), minus the fund’s accrued liabilities, other than any liabilities or obligations attributable to leverage obtained through (i) indebtedness of any type (including, without limitation, Borrowings), (ii) the issuance of Preferred Shares, and/or (iii) any other means, all as determined in accordance with generally accepted accounting principles.

Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee at the annual rate of .625% of the value of the fund’s Managed Assets determined as of the last day of each quarter, and payable quarterly in arrears.

(b) The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets and transaction activity. During the period ended September 30, 2020, the fund was charged $23,153 pursuant to the custody agreement.

The fund has an arrangement with the custodian whereby the fund will receive interest income or overdraft fees when cash balances are maintained. These fees, if any, are included in interest income in the Statement of Operations.

During the period ended September 30, 2020, the fund was charged $4,062 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $1,073,150, custodian fees of $14,000 and Chief Compliance Officer fees of $2,046.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and forward contracts, during the period ended September 30, 2020, amounted to $102,493,943 and $85,578,767, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the LIBOR plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may enter into certain credit agreements all or a portion of which may be unfunded. The fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Statement of Investments. At September 30, 2020, the fund had sufficient cash and/or securities to cover these commitments.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended September 30, 2020 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward Contracts open at September 30, 2020 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At September 30, 2020, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	10,048	(3,968,461)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	10,048	(3,968,461)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	10,048	(3,968,461)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of September 30, 2020:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Goldman Sachs	10,048		(10,048)	-		-

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Goldman Sachs	(3,968,461)		10,048	3,200,000		(758,413)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended September 30, 2020:

Average Market Value ($)
Forward contracts	133,009,023

At September 30, 2020, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $370,441, consisting of $11,780,758 gross unrealized appreciation and $11,410,317 gross unrealized depreciation.

At September 30, 2020, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

On October 14, 2020, the fund commenced its initial quarterly tender offer for up to 2.5% of the fund’s issued and outstanding shares of common stock. The tender offer, which expired at 5:00 p.m. Eastern time on November 12, 2020, was oversubscribed. Therefore, in accordance with the terms and conditions of the tender offer, the fund will purchase shares from all tendering shareholders on a pro rata basis, after disregarding fractions, based on the number of shares properly tendered (and not timely withdrawn) by or on behalf of each shareholder (“Pro-Ration Factor”). The final results of the tender offer are provided in the table below.

Number of Shares Tendered	Number of Tendered Shares to Be Purchased	Pro- Ration Factor	Purchase Price*
205,585	66,325	0.32269	$94.81

* 100% of the fund’s net asset value per share as of September 30, 2020.

OFFICERS AND DIRECTORS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.

240 Greenwich Street
New York, NY 10286

Directors	Officers (continued)
Joseph S. DiMartino, Chairman	Assistant Treasurers (continued)
Francine J. Bovich	Robert Svagna
Andrew J. Donohue	Robert Salviolo
Kenneth A. Himmel	Chief Compliance Officer
Stephen J. Lockwood	Joseph W. Connolly
Roslyn M. Watson
Benaree Pratt Wiley	Portfolio Managers
Chris Barris
Officers	Kevin Cronk
President	Leland Hart
Renee-Laroche-Morris	Hiram Hamilton
Chief Legal Officer	Suhail Shaikh
Bennett A. MacDougall
Vice President and Secretary	Adviser
James Bitetto	BNY Mellon Investment Adviser, Inc.
Vice Presidents and Assistant Secretaries	Sub-Investment Adviser
Sonalee Cross	Alcentra NY, LLC
Deirdre Cunnane	Custodian
Sarah S. Kelleher	The Bank of New York Mellon
Jeff Prusnofsky	Counsel
Peter M. Sullivan	Proskauer Rose LLP
Amanda Quinn	Transfer Agent,
Natalya Zelensky	Dividend Disbursing Agent
Vice President	Computershare Inc.
David DiPetrillo	Initial SEC Effective Date
Treasurer	8/28/2019
James Windels
Assistant Treasurers
Gavin C. Reilly
Robert S. Robol

For More Information

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.
240 Greenwich Street
New York, NY 10286

Adviser
BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, NY 10286

Sub-Adviser
Alcentra NY, LLC
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

Transfer Agent &
Registrar
Computershare Inc.
480 Washington Boulevard
Jersey City, NJ 07310

Dividend Disbursing Agent
Computershare Inc.
P.O. Box 30170
College Station, TX 77842

Ticker Symbol:	XALCX

For more information about the fund visit https://im.bnymellon.com/us/en/intermediary/products/specialty-products/alcentra-closed-end-fund.jsp. Here you will find the fund’s daily and most recently available quarterly net asset values, press releases, quarterly fact sheets and portfolio manager commentary, distribution information, the fund’s Top 10 portfolio holdings and other information about the fund. The information posted on the fund’s website is subject to change without notice.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT will be available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 will be available at www.bnymellonim.com/us and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

0816SA0920

Item 2.           Code of Ethics.

                        Not applicable.

Item 3.           Audit Committee Financial Expert.

                        Not applicable.

Item 4.           Principal Accountant Fees and Services.

                        Not applicable.

Item 5.           Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.           Investments.

(a)                   Not applicable.

Item 7.           Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.           Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.           Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.        Submission of Matters to a Vote of Security Holders.

                        There have been no material changes to the procedures applicable to Item 10.

Item 11.        Controls and Procedures.

(a)           The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.        Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The fund did not participate in a securities lending program during this period.

Item 13.        Exhibits.

(a)(1)      Not applicable.

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)      Not applicable.

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.

By:         /s/ Renee LaRoche-Morris

                Renee LaRoche-Morris

                President (Principal Executive Officer)

Date:      November 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Renee LaRoche-Morris

                Renee LaRoche-Morris

                President (Principal Executive Officer)

Date:      November 23, 2020

By:         /s/ James Windels

                James Windels

                Treasurer (Principal Financial Officer)

Date:      November 23, 2020

EXHIBIT INDEX

(a)(2)      Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)           Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)